Consolidated Statements of Income and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Revenues	$ 1,613,718	$ 1,440,991	$ 5,889,190	$ 5,713,237
Revenues - related party	454,259	357,949	1,550,458	1,014,287
Total Revenues	2,067,977	1,798,940	7,439,648	6,727,524
COST OF REVENUES:
Cost of revenues	414,616	495,659	1,968,682	1,095,158
Cost of revenues - related party	113,118	83,010	438,718	183,899
Total Cost of Revenues	527,734	578,669	2,407,400	1,279,057
GROSS PROFIT	1,540,243	1,220,271	5,032,248	5,448,467
OPERATING EXPENSES:
Selling	1,760	5,614	23,794	24,603
Compensation				2,527,800
Other general and administrative	165,636	271,961	1,110,717	691,562
Total Operating Expenses	167,396	277,575	1,134,511	3,243,965
Other Operating Income	2,142
INCOME FROM OPERATIONS	1,374,989	942,696	3,897,737	2,204,502
OTHER INCOME (EXPENSES):
Interest income	236	42	647	2,194
Other income (expense)	16	(417)	1,346	(429)
Total Other Income (Expenses)	252	(375)	1,993	1,765
NET INCOME	1,375,241	942,321	3,899,730	2,206,267
COMPREHENSIVE INCOME:
NET INCOME	1,375,241	942,321	3,899,730	2,206,267
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain (loss)	(257,968)	154,652	966,009	181,028
COMPREHENSIVE INCOME	$ 1,117,273	$ 1,096,973	$ 4,865,739	$ 2,387,295
NET INCOME PER COMMON SHARE:
Basic	$ 0.03	$ 0.02	$ 0.08	$ 0.05
Diluted	$ 0.02	$ 0.02	$ 0.08	$ 0.05
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	50,000,000	50,000,000	50,000,000	47,819,672
Diluted	68,118,682	50,000,000	50,000,000	47,819,672